Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provision for Decommissioning Costs

Non-current liabilities	Jan-Dec/2019	Jan-Dec/2018
Opening balance	15,133	14,143
Adjustment to provision	5,642	4,129
Transfers related to liabilities held for sale (*)	(3,071)	(1,221)
Payments made	(502)	(481)
Interest accrued	699	649
Others	3	51
Cumulative translation adjustment	(444)	(2,137)

Closing balance	17,460	15,133